Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Q Therapeutics, Inc.
Entity Central Index Key	0001366541
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014